ADVISORSHARES VICE ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.1%

Agriculture – 22.9%
Altria Group, Inc.	5,724	$378,127
British American Tobacco PLC (United Kingdom)(a)	6,776	359,670
Imperial Brands PLC (United Kingdom)(a)	8,896	378,970
Philip Morris International, Inc.	2,174	352,623
Universal Corp.	6,756	377,458
Total Agriculture		1,846,848

Auto Manufacturers – 4.6%
Ferrari NV (Italy)(b)	774	375,560

Beverages – 5.0%
Celsius Holdings, Inc.(c)	7,000	402,430

Entertainment – 15.9%
Accel Entertainment, Inc.(c)	34,984	387,273
Light & Wonder, Inc.(b)(c)	1,200	100,728
Monarch Casino & Resort, Inc.	3,850	407,484
Red Rock Resorts, Inc., Class A	6,300	384,678
Total Entertainment		1,280,163

Internet – 7.6%
Bilibili, Inc. (China)(a)(b)(c)	13,576	381,350
Gambling.com Group Ltd. (Malta)(c)	28,208	230,741
Total Internet		612,091

Lodging – 10.1%
Boyd Gaming Corp.	4,678	404,413
Melco Resorts & Entertainment Ltd. (Hong Kong)(a)(c)	44,780	410,633
Total Lodging		815,046

REITS – 4.5%
VICI Properties, Inc.	11,178	364,515

Retail – 8.6%
BJ’s Restaurants, Inc.(c)	12,500	381,625
El Pollo Loco Holdings, Inc.(c)	32,000	310,400
Total Retail		692,025

Semiconductors – 5.0%
NVIDIA Corp.	2,148	400,774

Software – 14.9%
Electronic Arts, Inc.	2,102	423,973
Genius Sports Ltd. (United Kingdom)(c)	17,000	210,460
NetEase, Inc. (China)(a)	2,400	364,776
Sharplink Gaming, Inc.(b)(c)	12,000	204,120
Total Software		1,203,329

Total Common Stocks (Cost $6,883,903)		7,992,781

MONEY MARKET FUNDS – 12.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.00%(d)	66,279	66,279
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.09%(d)(e)	900,968	900,968
Investments	Shares	Value
MONEY MARKET FUNDS (continued)

Total Money Market Funds (Cost $967,247)		$967,247

Total Investments – 111.1% (Cost $7,851,150)		8,960,028
Liabilities in Excess of Other Assets – (11.1%)		(895,897)
Net Assets – 100.0%		$8,064,131

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $888,160; the aggregate market value of the collateral held by the fund is $902,024. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,056.
(c)	Non-income producing security.
(d)	Rate shown reflects the 7-day yield as of September 30, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,992,781	$–	$–	$7,992,781
Money Market Funds	967,247	–	–	967,247
Total	$8,960,028	$–	$–	$8,960,028

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	22.9%
Auto Manufacturers	4.6
Beverages	5.0
Entertainment	15.9
Internet	7.6
Lodging	10.1
REITS	4.5
Retail	8.6
Semiconductors	5.0
Software	14.9
Money Market Funds	12.0
Total Investments	111.1
Liabilities in Excess of Other Assets	(11.1)
Net Assets	100.0%